Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss	$ (2,291,000)	$ (19,839,000)	$ (1,753,000)	$ 935,000	$ (22,130,000)	$ (818,000)	$ (20,034,000)	$ (39,621,000)
Deemed dividend from warrant price adjustment			$ 661,000			$ 661,000	$ 661,000
Weighted-average shares outstanding	40,233,820		28,045,995		39,320,117	24,259,035	28,419,593	14,612,600
Basic net loss per share of Class A and Class B Common Stock	$ (0.06)		$ (0.09)		$ (0.56)	$ (0.06)	$ (0.73)	$ (2.71)
Change in fair value of PIPE make-whole liability			$ (3,336,000)			$ (432,000)	$ (830,000)
Change in fair value of liability-classified warrants	$ (3,283,000)		$ (106,000)		$ (625,000)	$ (46,000)
Number of shares used in per share computation	40,233,820		29,199,253		39,320,117	24,914,569	29,483,021	14,612,600
Diluted net loss per share of Class A and Class B Common Stock	$ (0.06)		$ (0.21)		$ (0.56)	$ (0.10)	$ (0.75)	$ (2.71)
Deemed dividend from warrant price adjustment			$ (661,000)			$ (661,000)	$ (661,000)
Net loss available to common stockholders	(2,291,000)		(2,414,000)		(22,130,000)	(1,479,000)	(20,695,000)	(39,621,000)
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss								(39,621,000)
Deemed dividend from warrant price adjustment
Weighted-average shares outstanding								14,612,600
Basic net loss per share of Class A and Class B Common Stock								$ (2.71)
Net loss available to common stockholders								$ (39,621,000)
Number of shares used in basic earnings per share calculation								14,612,600
Conversion of Class B to Class A Common Stock
Number of shares used in per share computation								14,612,600
Diluted net loss per share of Class A and Class B Common Stock								$ (2.71)
Deemed dividend from warrant price adjustment
Net loss available to common stockholders								(39,621,000)
Change in fair value of PIPE make-whole liability
Change in fair value of liability-classified warrants
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock
Reallocation of net loss
Allocation of net loss								$ (39,621,000)
Shares issuable in satisfaction of PIPE make-whole liability
Shares issuable under liability-classified warrants
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss	(2,177,000)		(1,612,000)		(20,974,000)	(742,000)	(18,452,000)
Deemed dividend from warrant price adjustment			(608,000)			(600,000)	$ 609,000
Net loss available to common stockholders	$ (2,177,000)		$ (2,220,000)		$ (20,974,000)	$ (1,342,000)
Weighted-average shares outstanding	38,228,919		25,791,094		37,266,452	22,004,134	26,175,279
Basic net loss per share of Class A and Class B Common Stock	$ (0.06)		$ (0.09)		$ (0.56)	$ (0.06)	$ (0.73)
Net loss available to common stockholders	$ (2,177,000)		$ (2,220,000)		$ (20,974,000)	$ (1,342,000)	$ (19,061,000)
Change in fair value of PIPE make-whole liability			(3,068,000)			(392,000)
Change in fair value of liability-classified warrants			(483,000)			(476,000)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(114,000)		(504,000)		(1,156,000)	(226,000)
Reallocation of net loss
Allocation of net loss	$ (2,291,000)		$ (6,275,000)		$ (22,130,000)	$ (2,436,000)
Number of shares used in basic earnings per share calculation	38,228,919		25,791,094		37,266,452	22,004,134	26,175,279
Shares issuable in satisfaction of PIPE make-whole liability			1,052,030			580,628
Shares issuable under liability-classified warrants			$ 101,228			$ 74,906
Conversion of Class B to Class A Common Stock	2,004,901		2,254,901		2,053,665	2,254,901	2,244,314
Number of shares used in per share computation	40,233,820		29,199,253		39,320,117	24,914,569	29,483,021
Diluted net loss per share of Class A and Class B Common Stock	$ (0.06)		$ (0.21)		$ (0.56)	$ (0.10)	$ (0.75)
Deemed dividend from warrant price adjustment			$ 608,000			$ 600,000	$ (609,000)
Net loss available to common stockholders							(19,061,000)
Change in fair value of PIPE make-whole liability							(764,000)
Change in fair value of liability-classified warrants							(634,000)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock							(1,754,000)
Reallocation of net loss
Allocation of net loss							$ (22,213,000)
Shares issuable in satisfaction of PIPE make-whole liability							727,223
Shares issuable under liability-classified warrants							336,205
Common Class A [Member] | Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss	(114,000)		(141,000)		(1,156,000)	(76,000)	(1,582,000)
Deemed dividend from warrant price adjustment			(53,000)			(61,000)	$ 52,000
Net loss available to common stockholders	$ (114,000)		$ (194,000)		$ (1,156,000)	$ (137,000)
Weighted-average shares outstanding	2,004,901		2,254,901		2,053,665	2,254,901	2,244,314
Basic net loss per share of Class A and Class B Common Stock	$ (0.06)		$ (0.09)		$ (0.56)	$ (0.06)	$ (0.73)
Net loss available to common stockholders	$ (114,000)		$ (194,000)		$ (1,156,000)	$ (137,000)	$ (1,634,000)
Change in fair value of PIPE make-whole liability			(268,000)			(40,000)
Change in fair value of liability-classified warrants			(42,000)			(49,000)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock
Reallocation of net loss			19,000			6,000
Allocation of net loss	$ (114,000)		$ (485,000)		$ (1,156,000)	$ (220,000)
Number of shares used in basic earnings per share calculation	2,004,901		2,254,901		2,053,665	2,254,901	2,244,314
Shares issuable in satisfaction of PIPE make-whole liability
Shares issuable under liability-classified warrants
Conversion of Class B to Class A Common Stock
Number of shares used in per share computation	2,004,901		2,254,901		2,053,665	2,254,901	2,244,314
Diluted net loss per share of Class A and Class B Common Stock	$ (0.06)		$ (0.21)		$ (0.56)	$ (0.10)	$ (0.75)
Deemed dividend from warrant price adjustment			$ 53,000			$ 61,000	$ (52,000)
Net loss available to common stockholders							(1,634,000)
Change in fair value of PIPE make-whole liability							(66,000)
Change in fair value of liability-classified warrants							(54,000)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock
Reallocation of net loss							63,000
Allocation of net loss							$ (1,691,000)
Shares issuable in satisfaction of PIPE make-whole liability
Shares issuable under liability-classified warrants
Common Class B [Member] | Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss